Accumulated Other Comprehensive Loss - Changes in Accumulated Other Comprehensive Income (Loss) by Component (Detail) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, Beginning of period			$ (41,563,000)
Accumulated other comprehensive loss, End of period	(48,924,000)	(1,600,000)	(41,563,000)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, Beginning of period	(11,200,000)	(1,500,000)
Net (loss) gain on foreign currency translation	(7,700,000)	5,200,000
Accumulated other comprehensive loss, End of period	(18,900,000)	3,700,000
Pension and Other Post-retirement Benefits [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, Beginning of period	(30,400,000)			(5,300,000)
Amortization of unrecognized loss included in net loss, net of tax	400,000
Accumulated other comprehensive loss, End of period	$ (30,000,000)	$ (5,300,000)		$ (5,300,000)